INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.4%
	AEROSPACE & DEFENSE - 1.5%
314,558	Rolls-Royce Holdings plc(a)	$ 281,319
3,218	Safran S.A.	329,363
845	Teledyne Technologies, Inc.(a)	311,264
5,193	Textron, Inc.	323,939
2,586	Thales S.A.	312,081
591	TransDigm Group, Inc. (a)	354,831
		1,912,797
	APPAREL & TEXTILE PRODUCTS - 0.5%
2,980	Cie Financiere Richemont S.A.	334,799
284	Hermes International	365,840
		700,639
	ASSET MANAGEMENT - 2.5%
23,510	3i Group plc	331,906
3,806	Groupe Bruxelles Lambert S.A.	288,623
14,097	Industrivarden A.B.	313,656
14,276	Industrivarden A.B., C Shares	314,425
19,304	Investor A.B.	305,474
7,804	L E Lundbergforetagen A.B.	323,557
1,729	LPL Financial Holdings, Inc.	382,679
352	Partners Group Holding A.G.	340,710
3,554	Raymond James Financial, Inc.	370,931
9,889	Schroders plc	308,737
		3,280,698
	AUTOMOTIVE - 1.6%
4,125	Bayerische Motoren Werke A.G.	304,403
11,667	Cie Generale des Etablissements Michelin SCA	284,820
4,555	Continental A.G.	262,979
5,965	Denso Corporation	328,528
1,729	Ferrari N.V.	336,566
139,592	Geely Automobile Holdings Ltd.	282,787
5,119	Toyota Industries Corporation	288,162
		2,088,245
	BANKING - 6.1%
597,699	Bank Mandiri Persero Tbk P.T.	356,179

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	BANKING - 6.1% (Continued)
1,141,390	Bank Rakyat Indonesia Persero Tbk P.T.	$ 333,555
5,083	Commonwealth Bank of Australia	338,994
34,697	Credit Agricole S.A.	320,275
22,469	Danske Bank A/S	301,110
2,207	First Republic Bank	335,089
57,100	Grupo Financiero Banorte S.A.B. de C.V.	337,306
170,200	Intesa Sanpaolo SpA	294,551
13,512	KakaoBank Corporation(a)	274,755
5,658	KBC Group N.V.	269,261
1,992	M&T Bank Corporation	362,105
2,793	Macquarie Group Ltd.	338,753
162,585	Malayan Banking Bhd	325,751
16,774	National Australia Bank Ltd.	351,089
14,229	OTP Bank Nyrt	302,998
54,560	Powszechna Kasa Oszczednosci Bank Polski S.A. (a)	273,114
319,590	Public Bank Bhd	336,223
16,942	Regions Financial Corporation	367,132
1,782	Signature Bank	310,710
32,322	Skandinaviska Enskilda Banken A.B.	323,349
33,159	Standard Bank Group Ltd.	296,636
805	SVB Financial Group(a)	327,249
37,121	Svenska Handelsbanken A.B., A Shares	304,955
25,089	Swedbank A.B., A Shares	325,475
16,789	United Overseas Bank Ltd.	328,259
		8,034,873
	BEVERAGES - 0.2%
3,420	Monster Beverage Corporation(a)	303,799

	BIOTECH & PHARMA - 1.9%
2,171	Alnylam Pharmaceuticals, Inc.(a)	448,681
2,290	Celltrion, Inc.	323,227
12,391	Chugai Pharmaceutical Company Ltd.	321,913
1,708	CSL Ltd.	343,049
16,797	Grifols S.A.(a)	203,214

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	BIOTECH & PHARMA - 1.9% (Continued)
4,180	Incyte Corporation(a)	$ 294,397
537	Regeneron Pharmaceuticals, Inc.(a)	312,029
3,753	UCB S.A.	264,248
		2,510,758
	CABLE & SATELLITE - 0.2%
2,793	Liberty Broadband Corporation - Series A(a)	281,590

	CHEMICALS - 5.0%
2,363	Air Liquide S.A.	297,155
4,837	Akzo Nobel N.V.	306,272
1,514	Albemarle Corporation	405,691
9,295	Asian Paints Ltd.	396,482
1,961	Avery Dennison Corporation	360,079
4,873	Brenntag S.E.	320,201
2,713	Celanese Corporation	300,763
2,105,228	Chandra Asri Petrochemical Tbk P.T.	345,886
4,026	Croda International plc	314,512
3,534	Eastman Chemical Company	321,594
426	EMS-Chemie Holding A.G.	299,972
14,889	Evonik Industries A.G.	278,085
90	Givaudan S.A.	288,015
2,224	Koninklijke DSM N.V.	284,478
58,339	Mitsubishi Chemical Holdings Corporation	307,828
5,285	Novozymes A/S, Class B	303,923
2,772	PPG Industries, Inc.	351,989
3,790	Sociedad Quimica y Minera de Chile S.A., Class B	379,008
3,922	Solvay S.A.	317,668
2,918	Symrise A.G.	305,839
		6,485,440
	COMMERCIAL SUPPORT SERVICES - 2.5%
12,653	Bureau Veritas S.A.	314,800
852	Cintas Corporation	346,628
15,508	Compass Group plc	334,844
6,737	Edenred	341,722

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	COMMERCIAL SUPPORT SERVICES - 2.5% (Continued)
4,087	Eurofins Scientific S.E.	$ 283,660
2,429	Republic Services, Inc.	346,667
9,103	Rollins, Inc.	307,317
139	SGS S.A.	306,501
2,563	Waste Connections, Inc.(b)	356,828
2,072	Waste Management, Inc.	350,230
		3,289,197
	CONSTRUCTION MATERIALS - 2.3%
7,400	Cie de Saint-Gobain	299,910
9,173	CRH plc	338,322
6,609	HeidelbergCement A.G.	299,383
7,415	Holcim Ltd.	330,193
14,637	James Hardie Industries plc - ADR	335,603
1,063	Martin Marietta Materials, Inc.	369,616
29,941	Siam Cement PCL (The) - ADR	293,050
1,377	Sika A.G.	310,394
2,234	Vulcan Materials Company	371,938
		2,948,409
	CONTAINERS & PACKAGING – 1.0%
25,604	Amcor plc - ADR	312,188
3,433	Crown Holdings, Inc.	310,995
7,592	International Paper Company	315,979
2,308	Packaging Corp of America	316,012
		1,255,174
	DATA CENTER REIT - 0.2%
2,445	Digital Realty Trust, Inc.	302,275

	DIVERSIFIED INDUSTRIALS - 1.0%
13,164	Alfa Laval A.B.	352,538
2,617	Dover Corporation	327,020
1,825	Honeywell International, Inc.	345,564
1,741	Illinois Tool Works, Inc.	339,199
		1,364,321

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	E-COMMERCE DISCRETIONARY - 0.9%
4,335	Etsy, Inc.(a)	$ 457,819
7,346	Wayfair, Inc., Class A(a),(b)	387,208
12,128	Zalando S.E.(a),	281,517
		1,126,544
	ELECTRIC UTILITIES - 4.9%
15,199	AES Corporation (The)	386,814
5,437	Alliant Energy Corporation	331,874
6,871	Avangrid, Inc.	339,427
10,704	CenterPoint Energy, Inc.	337,497
3,328	Consolidated Edison, Inc.	325,279
37,810	E.ON S.E.	323,185
67,996	EDP - Energias de Portugal S.A.	325,228
16,822	Endesa S.A.	288,927
3,335,468	Enel Americas S.A. (a)	361,466
60,350	Enel SpA	284,626
27,623	Engie S.A.	329,279
2,810	Entergy Corporation	323,993
4,852	Evergy, Inc.	332,508
21,166	Fortum OYJ	217,804
240,815	Gulf Energy Development PCL - ADR	337,419
31,422	Iberdrola S.A. (b)	327,760
16,677	SSE plc	320,086
175,014	Tenaga Nasional Bhd	351,435
40,448	Terna Rete Elettrica Nazionale SpA	288,450
3,147	WEC Energy Group, Inc.	324,582
		6,457,639
	ELECTRICAL EQUIPMENT - 2.4%
2,885	AMETEK, Inc.	346,662
4,933	Amphenol Corporation, Class A	362,723
14,903	Assa Abloy A.B., Class B	302,932
7,451	Cognex Corporation	313,762
33,627	Delta Electronics Thailand PCL	481,738
2,300	Keysight Technologies, Inc.(a)	376,947
806	Roper Technologies, Inc.	324,479

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	ELECTRICAL EQUIPMENT - 2.4% (Continued)
1,740	Schindler Holding A.G.	$ 303,774
5,454	Trimble, Inc.(a)	344,966
		3,157,983
	ENGINEERING & CONSTRUCTION - 1.0%
10,314	Bouygues S.A.	303,536
12,505	Ferrovial S.A.	313,755
2,541	Quanta Services, Inc.	359,043
3,565	Vinci S.A.	330,325
		1,306,659
	ENTERTAINMENT CONTENT - 1.4%
4,072	Activision Blizzard, Inc.	319,611
9,244	AppLovin Corporation(a)	227,680
68,543	Bollore S.E.	328,808
9,864	Fox Corporation, Class A	337,151
2,594	Take-Two Interactive Software, Inc.(a)	317,921
23,624	Warner Bros Discovery, Inc.(a)	312,782
		1,843,953
	FOOD - 1.7%
13,029	Ajinomoto Company, Inc.	362,121
142	Barry Callebaut A.G.	291,041
3	Chocoladefabriken Lindt & Spruengli A.G.	326,767
9,349	Conagra Brands, Inc.	321,419
97,832	Grupo Bimbo S.A.B. de C.V.	329,610
6,734	Hormel Foods Corporation	338,586
109,090	Wilmar International Ltd.	315,296
		2,284,840
	FORESTRY, PAPER & WOOD PRODUCTS - 0.7%
20,248	Stora Enso OYJ, R Shares	302,520
33,266	Suzano S.A.	286,141
10,438	UPM-Kymmene OYJ	355,307
		943,968
	GAS & WATER UTILITIES - 0.5%
11,020	Naturgy Energy Group S.A.,(b)	304,168

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	GAS & WATER UTILITIES - 0.5% (Continued)
60,580	Snam SpA	$ 288,175
		592,343
	HEALTH CARE FACILITIES & SERVICES - 1.9%
2,963	Catalent, Inc.(a)	260,744
6,356	Fresenius Medical Care A.G. & Company KGaA	218,272
10,475	Fresenius S.E. & Company KGaA	259,455
1,893	HCA Healthcare, Inc.	374,568
216,528	IHH Healthcare Bhd	299,860
1,462	IQVIA Holdings, Inc.(a)	310,909
1,133	Molina Healthcare, Inc.(a)	382,240
13,918	Sonic Healthcare Ltd.	323,785
		2,429,833
	HEALTH CARE REIT - 0.7%
12,232	Healthpeak Properties, Inc.	321,090
20,845	Medical Properties Trust, Inc.	304,545
6,178	Ventas, Inc.	295,679
		921,314
	HOME CONSTRUCTION - 1.0%
4,820	DR Horton, Inc.	342,943
660	Geberit A.G.	305,713
4,525	Lennar Corporation, Class A	350,461
79	NVR, Inc.(a)	327,065
		1,326,182
	HOUSEHOLD PRODUCTS - 0.7%
3,107	Beiersdorf A.G.	313,946
5,184	Henkel A.G. & Company KGaA	324,390
601	LG Household & Health Care Ltd.	318,726
		957,062
	INDUSTRIAL REIT – 0.8%
5,776	Duke Realty Corporation	339,918
25,754	Goodman Group	346,617
2,697	Prologis, Inc.	335,803
		1,022,338

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	INDUSTRIAL SUPPORT SERVICES - 1.1%
7,573	Ashtead Group plc	$ 373,821
6,401	Fastenal Company	322,162
1,307	United Rentals, Inc.(a)	381,696
699	WW Grainger, Inc.	387,904
		1,465,583
	INFRASTRUCTURE REIT - 0.5%
1,241	American Tower Corporation	315,276
1,884	Crown Castle International Corporation	321,844
		637,120
	INSTITUTIONAL FINANCIAL SERVICES - 1.5%
151,173	B3 S.A. - Brasil Bolsa Balcao	347,394
2,807	Cboe Global Markets, Inc.	331,142
1,897	Deutsche Boerse A.G.	320,962
5,780	Interactive Brokers Group, Inc., Class A	355,990
3,374	Intercontinental Exchange, Inc.	340,268
3,414	London Stock Exchange Group plc	321,264
		2,017,020
	INSURANCE - 2.9%
11,631	Admiral Group plc	286,662
5,438	Brown & Brown, Inc.	342,811
2,663	Cincinnati Financial Corporation	258,204
17,130	Dai-ichi Life Holdings, Inc.	296,810
108,855	Legal & General Group plc	319,240
5,344	Loews Corporation	295,577
245	Markel Corporation(a)	292,557
25,645	Prudential plc	269,145
7,289	Sampo OYJ, A Shares	330,187
23,162	SBI Life Insurance Company Ltd.	387,170
651	Swiss Life Holding A.G.	341,160
14,263	Tryg A/S	323,096
		3,742,619
	INTERNET MEDIA & SERVICES - 1.3%
182	Booking Holdings, Inc.(a)	341,397
2,173	Naspers Ltd., N Shares	307,743

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	INTERNET MEDIA & SERVICES - 1.3% (Continued)
4,849	Prosus N.V.	$ 300,749
4,108	REA Group Ltd.	358,519
1,897	VeriSign, Inc.(a)	345,671
		1,654,079
	LEISURE FACILITIES & SERVICES - 0.3%
3,850	Live Nation Entertainment, Inc.(a)	347,886

	MACHINERY - 2.3%
3,916	Alleima A.B.(a)	15,720
33,944	Atlas Copco A.B.	346,230
1,788	Caterpillar, Inc.	330,261
27,481	CNH Industrial N.V.	336,198
2,024	FANUC Corporation	328,332
1,568	Nordson Corporation	356,202
1,288	Parker-Hannifin Corporation	341,320
19,578	Sandvik A.B.	306,596
711	SMC Corporation	340,870
62,796	WEG S.A.	341,742
		3,043,471
	MEDICAL EQUIPMENT & DEVICES - 5.3%
1,280	ABIOMED, Inc.(a)	331,878
1,346	Align Technology, Inc.(a)	328,020
641	Bio-Rad Laboratories, Inc., Class A(a)	310,911
2,783	Coloplast A/S - Series B	318,954
8,424	Demant A/S(a),	260,089
8,883	DENTSPLY SIRONA, Inc.	291,096
4,262	DexCom, Inc.(a)	350,379
3,341	Edwards Lifesciences Corporation(a)	301,024
2,119	EssilorLuxottica S.A.	317,658
8,096	Exact Sciences Corporation(a)	287,813
4,586	Hologic, Inc.(a)	309,830
908	IDEXX Laboratories, Inc.(a)	315,639
1,457	Insulet Corporation(a)	372,221
1,580	Intuitive Surgical, Inc.(a)	325,069

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 5.3% (Continued)
2,432	Masimo Corporation(a)	$ 357,236
276	Mettler-Toledo International, Inc.(a)	334,639
1,516	ResMed, Inc.	333,399
996	Sonova Holding A.G.	263,526
1,601	Stryker Corporation	328,525
1,290	Teleflex, Inc.	291,875
957	Waters Corporation(a)	285,760
1,050	West Pharmaceutical Services, Inc.	311,525
		6,927,066
	METALS & MINING - 2.5%
3,611	Anglo American Platinum Ltd.	252,715
22,554	Antofagasta plc	288,415
11,138	BHP Group Ltd.	309,410
26,209	Fortescue Metals Group Ltd.	330,325
10,901	Freeport-McMoRan, Inc.	322,670
21,994	Newcrest Mining Ltd.	266,817
5,303	Newmont Corporation	219,332
56,706	Norsk Hydro ASA	390,868
4,474	Rio Tinto Ltd.	289,287
5,295	Rio Tinto plc	293,415
6,379	Southern Copper Corporation	300,260
		3,263,514
	MULTI ASSET CLASS REIT - 0.5%
26,655	Segro plc	291,943
3,828	WP Carey, Inc.	321,667
		613,610
	OFFICE REIT - 0.5%
2,188	Alexandria Real Estate Equities, Inc.	335,639
3,566	Boston Properties, Inc.	283,247
		618,886
	OIL & GAS PRODUCERS - 4.5%
4,870	Continental Resources, Inc.	340,072
5,752	Devon Energy Corporation	406,205
2,621	Diamondback Energy, Inc.	349,327

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	OIL & GAS PRODUCERS - 4.5% (Continued)
30,472	Ecopetrol S.A. - ADR	$ 314,166
83,698	ENEOS Holdings, Inc.	315,471
26,760	Eni SpA	317,379
2,895	EOG Resources, Inc.	351,164
9,200	EQT Corporation	439,759
29,249	Inpex Corporation	337,723
19,234	Kinder Morgan, Inc.	352,367
5,360	Occidental Petroleum Corporation	380,559
6,775	OMV A.G.	274,103
5,811	ONEOK, Inc.	355,808
70,206	PTT Exploration & Production PCL - ADR	323,420
3,014	Valero Energy Corporation	353,000
10,162	Williams Companies, Inc. (The)	345,813
14,430	Woodside Energy Group Ltd.	338,165
		5,894,501
	OIL & GAS SERVICES & EQUIPMENT - 0.5%
10,119	Halliburton Company	304,885
8,871	Schlumberger N.V.	338,429
		643,314
	PUBLISHING & BROADCASTING - 0.5%
5,481	Liberty Media Corp-Liberty Formula One - Series A(a)	318,611
20,413	News Corporation, CLASS A	345,387
		663,998
	REAL ESTATE OWNERS & DEVELOPERS - 1.1%
100,416	China Overseas Land & Investment Ltd.	271,231
477,330	SM Prime Holdings, Inc.	321,362
12,000	Sumitomo Realty & Development Company Ltd.	295,428
127,840	Swire Properties Ltd.	295,464
10,306	Vonovia S.E.	279,492
		1,462,977
	RESIDENTIAL REIT - 1.9%
2,358	Camden Property Trust	303,027
4,506	Equity LifeStyle Properties, Inc.	315,871
4,400	Equity Residential	321,992

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	RESIDENTIAL REIT - 1.9% (Continued)
1,214	Essex Property Trust, Inc.	$ 321,783
8,939	Invitation Homes, Inc.	324,307
1,832	Mid-America Apartment Communities, Inc.	303,507
1,988	Sun Communities, Inc.	305,575
6,961	UDR, Inc.	312,340
		2,508,402
	RETAIL - CONSUMER STAPLES - 1.6%
18,265	Aeon Company Ltd.	357,958
7,355	Avenue Supermarts Ltd.(a)	419,160
663	Costco Wholesale Corporation	346,152
1,297	Dollar General Corporation	307,934
2,040	Dollar Tree, Inc.(a)	276,787
14,583	Jeronimo Martins SGPS S.A.	323,709
		2,031,700
	RETAIL - DISCRETIONARY - 2.8%
148	AutoZone, Inc.(a)	313,643
2,341	Burlington Stores, Inc.(a)	328,185
3,515	CarMax, Inc.(a)	310,867
5,065	Floor & Decor Holdings, Inc., Class A(a)	412,087
2,389	Genuine Parts Company	372,708
4,539	Next plc	306,403
503	O'Reilly Automotive, Inc.(a)	350,651
5,046	Pandora A/S	304,838
4,534	Ross Stores, Inc.	391,148
22,310	SM Investments Corporation	329,769
1,641	Tractor Supply Company	303,831
		3,724,130
	RETAIL REIT - 0.8%
16,053	Kimco Realty Corporation	338,397
4,664	Realty Income Corporation	318,458
3,347	Simon Property Group, Inc.	341,327
		998,182
	SELF-STORAGE REIT - 0.5%
1,866	Extra Space Storage, Inc.	370,831

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	SELF-STORAGE REIT - 0.5% (Continued)
1,053	Public Storage	$ 348,364
		719,195
	SEMICONDUCTORS - 3.9%
2,174	Analog Devices, Inc.	329,426
666	ASML Holding N.V.	324,203
654	Broadcom, Inc.	326,418
3,447	Entegris, Inc.	327,051
13,099	Infineon Technologies A.G.	319,712
997	KLA Corporation	343,098
5,467	Microchip Technology, Inc.	356,722
829	Monolithic Power Systems, Inc.	375,686
2,097	NVIDIA Corporation	316,521
2,144	NXP Semiconductors N.V.	352,860
6,306	ON Semiconductor Corporation(a)	433,665
3,366	Qorvo, Inc.(a)	302,199
3,429	Skyworks Solutions, Inc.	337,928
10,083	STMicroelectronics N.V. - ADR	351,897
3,544	Teradyne, Inc.	299,964
		5,097,350
	SOFTWARE - 4.1%
1,326	ANSYS, Inc.(a)	329,246
2,118	Cadence Design Systems, Inc.(a)	368,045
6,745	Ceridian HCM Holding, Inc.(a)	402,271
2,620	Check Point Software Technologies Ltd.(a)	315,029
8,620	Dassault Systemes S.E.	333,986
5,539	DocuSign, Inc.(a)	322,481
5,615	Fortinet, Inc.(a)	273,394
1,657	Nice Ltd.(a)	359,253
1,136	Paycom Software, Inc.(a)	398,962
2,986	PTC, Inc.(a)	343,062
6,064	RingCentral, Inc., Class A(a)	260,995
667	ServiceNow, Inc.(a)	289,892
5,473	SS&C Technologies Holdings, Inc.	305,174
1,045	Synopsys, Inc.(a)	361,591

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	SOFTWARE - 4.1% (Continued)
954	Tyler Technologies, Inc.(a)	$ 354,421
1,603	Veeva Systems, Inc., Class A(a)	319,510
		5,337,312
	STEEL - 0.3%
3,037	Nucor Corporation	403,739

	TECHNOLOGY HARDWARE - 1.6%
3,388	Arista Networks, Inc.(a)	406,154
3,230	Garmin Ltd.	285,823
4,902	NetApp, Inc.	353,581
39,212	Panasonic Holdings Corporation	319,811
768	Samsung SDI Company Ltd.	342,078
1,081	Zebra Technologies Corporation, Class A(a)	326,073
		2,033,520
	TECHNOLOGY SERVICES - 4.4%
4,710	Cognizant Technology Solutions Corporation, Class A	297,531
5,244	CoStar Group, Inc.(a)	365,192
1,090	EPAM Systems, Inc.(a)	464,884
1,741	Equifax, Inc.	328,614
3,459	Fidelity National Information Services, Inc.	316,049
1,508	FleetCor Technologies, Inc.(a)	320,495
1,315	Gartner, Inc.(a)	375,196
2,869	Global Payments, Inc.	356,416
1,819	Globant S.A.(a)	383,391
1,241	MarketAxess Holdings, Inc.	308,500
770	MSCI, Inc.	345,915
8,159	NEC Corporation	299,538
22,919	NTT Data Corporation	325,677
2,789	Paychex, Inc.	343,995
7,688	Tata Consultancy Services Ltd.	310,487
1,836	Verisk Analytics, Inc.	343,626
3,261	Wolters Kluwer N.V.	319,156
		5,804,662

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	TELECOMMUNICATIONS - 1.6%
311,773	America Movil S.A.B. de C.V.	$ 265,426
90,411	Koninklijke KPN N.V.	287,870
38,968	MTN Group Ltd.	282,672
177,438	Singapore Telecommunications Ltd.	332,583
35,493	Telefonica Brasil S.A.	286,868
82,871	Telia Company A.B.	292,127
119,336	Telstra Corp Ltd.	324,163
		2,071,709
	TIMBER REIT - 0.3%
9,586	Weyerhaeuser Company	327,458

	TRANSPORTATION & LOGISTICS - 3.2%
2,497	Aena SME S.A.(a),	306,858
13,526	Atlantia SpA	310,163
10,918	CSX Corporation	345,555
2,270	DSV A/S	336,319
6,197	East Japan Railway Company	322,927
3,255	Expeditors International of Washington, Inc.	334,907
2,026	JB Hunt Transport Services, Inc.	352,564
1,341	Kuehne + Nagel International A.G.	309,960
1,238	Old Dominion Freight Line, Inc.	336,006
33,975	Poste Italiane SpA	272,728
4,718	Ryanair Holdings plc - ADR(a)	343,046
31,950	Transurban Group	305,181
1,488	Union Pacific Corporation	334,071
		4,210,285
	TRANSPORTATION EQUIPMENT - 1.0%
14,180	Alstom S.A.,(b)	292,829
3,851	PACCAR, Inc.	337,001
19,715	Volvo A.B.	328,991
3,866	Westinghouse Air Brake Technologies Corporation	338,856
		1,297,677

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	WHOLESALE - CONSUMER STAPLES - 0.2%
11,725	ITOCHU Corporation	$ 324,360

	WHOLESALE - DISCRETIONARY - 0.8%
2,922	Copart, Inc.(a)	349,618
6,461	LKQ Corporation	343,854
905	Pool Corporation	306,967
		1,000,439

	TOTAL COMMON STOCKS (Cost $138,383,738)	130,014,637

	COLLATERAL FOR SECURITIES LOANED — 1.0%
	MONEY MARKET FUND - 1.0%
1,318,744	Fidelity Government Portfolio - Institutional Class, 2.07% (Cost $1,318,744) (c)(d)	1,318,744

	TOTAL INVESTMENTS - 100.4% (Cost $139,702,482)	$ 131,333,381
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%	(560,487)
	NET ASSETS - 100.0%	$ 130,772,894

ADR	- American Depositary Receipt
A/S	- Anonim Sirketi
LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
NV	- Naamioze Vennootschap
OYJ	- Julkinen osakeyhtiö
PLC	- Public Limited Company
PT	- Perseroan Terbatas
REIT	- Real Estate Investment Trust
S/A	- Société Anonyme
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of August 31, 2022 was $1,181,847.
(c)	Security was purchased with cash received as collateral for securities on loan at August 31, 2022. Total collateral had a value of $1,318,744 at August 31, 2022.
(d)	Rate disclosed is the seven day effective yield as of August 31, 2022.